Subsequent events (Details) - USD ($)			1 Months Ended					12 Months Ended
	Apr. 05, 2017	Jan. 05, 2017	Apr. 28, 2017	Mar. 28, 2017	Dec. 31, 2016	Dec. 27, 2016	Dec. 28, 2015	Dec. 31, 2016
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross							$ 52,000,000	$ 11,000,000
Century Skyway Limited [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross					$ 32,600,000	$ 35,000,000
Subsequent Events [Member]
Subsequent Event [Line Items]
Ordinary shares issued to employees, directors and consultants		190,000
Grant date fair value for ordinary shares issued to independent directors and certain employees		$ 3.90
Compensation expense		$ 741
Subsequent Events [Member] | Century Skyway Limited [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross			$ 32,600,000
Subsequent Events [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrant Purchase on Issue of Ordinary Shares	326,087
Stock Issued During Period, Shares, New Issues	434,783			117,361
Fair value of shares issued	$ 2.30			$ 2.04
Exercise price of warrant	$ 2.75
Securities Purchase Agreement, Warrants Issued percentage	75.00%